Taxation (Tables)	12 Months Ended
Dec. 31, 2018
TAXATION [Abstract]
Composition of Income Tax Expense

	For the year ended December 31, (in thousands)
	2016	2017	2018
Income/(loss) from foreign entities	$5,371	$(79,263)	$(62,555)
Income from PRC entities	163,282	201,869	210,947

Income before income tax expense	$168,653	$122,606	$148,392
Current income tax expense	$9,109	$38,625	$13,990
Deferred income tax expense	11,403	1,524	50,008

Income tax expense applicable to PRC entities	$20,512	$40,149	$63,998
Foreign withholding tax expense	1,071	618	469

Income tax expense	$21,583	$40,767	$64,467

Reconciliation between Statutory CIT Rate and Group's Effective Tax Rate

	For the year ended December 31,
	2016	2017	2018
Statutory CIT rate	25.0%	25.0%	25.0%
Effect of tax holidays[1]	(16.0)%	(19.1)%	(27.0)%
Tax differential from statutory rate applicable to overseas subsidiaries	1.2%	8.7%	1.9%
Effect of withholding taxes[2]	2.3%	3.0%	35.5%
Changes in valuation allowance	0.9%	11.2%	6.5%
Other permanent book-tax differences	(0.6)%	4.5%	1.5%

Effective CIT rate	12.8%	33.3%	43.4%

[1]

The income tax reversals resulting from the preferential income tax rate that AmazGame received as a 2015, 2016 and 2017 KNSE and from the preferential income tax rate that Chuangxiang received as a 2017 Software Enterprise are included in the “Effect of tax holidays” in the table above.

[2]

Additional income withholding tax of $47 million that was recognized in the first quarter of 2018 due to a revised policy for the Company’s PRC subsidiaries with respect to their distribution of cash dividends is included in “Effect of withholding taxes” in the table above. The revised policy was adopted to facilitate the distribution of a special cash dividend in the aggregate amount of approximately $500.0 million that was declared by the Company’s Board of Directors on April 5, 2018.

Combined Effects of Income Tax Expense Exemption and Reduction

	For the year ended December 31, (in thousands, except per share data)
	2016	2017	2018
Tax holiday effect	$26,969	$23,344	$40,086
Basic earnings per share	$0.26	$0.22	$0.38

Deferred Tax Assets and Liabilities

	As of December 31, (in thousands)
	2017	2018
Deferred tax assets
Net operating loss from operations	$24,869	$28,118
Accrued salary and benefits	6,430	9,110
Intangible assets	2,172	1,524
Others	5,463	6,193

Total deferred tax assets	38,934	44,945
Less: Valuation allowance	(28,834)	(31,478)

Net deferred tax assets	$10,100	$13,467

Deferred tax liabilities
Withholding tax related to distribution of dividend	$30,992	$79,824
VAT refund	3,451	3,202

Net deferred tax liabilities	$34,443	$83,026

Movement of the aggregate valuation allowances for deferred tax assets

	For the year ended December 31, (in thousands)
	2016	2017	2018
Balance as of the beginning of period	$32,534	$32,744	$28,834
Additions charged to expense	7,588	18,391	8,451
Deletions credited to expense	(5,285)	(24,078)	(4,298)
Currency translation	(2,093)	1,777	(1,509)
Balance as of the end of period	$32,744	$28,834	$31,478